Note 9 - Lease Obligations (Details)	Nov. 30, 2017 CAD
Minimum Lease Payments [Abstract]
2018	CAD 186,220
2019	186,220
2020	186,220
Total	558,660
Less: current portion	186,220
Balance, long-term portion	CAD 372,440